Related Party Disclosures - Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchases and recharges from:	$ 61	$ 60	$ 60
Other transactions with:	66	52	48
SMP
Disclosure of transactions between related parties [line items]
Purchases and recharges from:	61	60	60
Other transactions with:	61	52	45
MDC General Services Holding Company L.L.C (recharge of expenses)
Disclosure of transactions between related parties [line items]
Other transactions with:	$ 5	$ 0	$ 3